INCOME TAX (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX [Abstract]
Deferred tax assets, net	$ 0	$ 0	$ 0
Deferred tax liabilities, net	0	0	0
Federal [Abstract]
Federal, Current	373,079	2,645
Federal, Deferred	0	0
State and Local [Abstract]
State and local, Current	0	0
State and local, Deferred	0	0
Change in valuation allowance	0	0
Income tax provision	373,079	2,645
Federal and State net operating loss carryovers	$ 0	$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
Business Combinations		(21.10%)	0.00%
Valuation allowance		0.00%	0.00%
Income tax provision		(0.10%)	21.00%